CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
REVENUE	$ 1,107,216	$ 1,019,434	$ 3,432,301	$ 3,665,253	$ 4,874,359	$ 6,023,600
COST OF SALES	909,957	844,739	2,760,551	2,995,655	3,966,607	5,035,699
GROSS PROFIT	197,259	174,695	671,750	669,598	907,752	987,901
RESEARCH AND DEVELOPMENT EXPENSES	125,789	(9,240)	366,809	38,243	79,405	325,803
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	803,857	651,113	1,796,319	2,469,239	3,088,178	3,355,263
IMPAIRMENT OF GOODWILL	0	0	0	983,645	983,645	0
OPERATING LOSS	(732,387)	(467,178)	(1,491,378)	(2,821,529)	(3,243,476)	(2,693,165)
OTHER INCOME (EXPENSE):
Interest expense	(8,696)	(11,237)	(1,095,880)	(79,567)	(376,974)	(323,928)
Other income	436	1,634	19,192	44,774	(62,954)	(11,228)
Gain (loss) on change - derivative liability	0	1,004,727	0	(217,828)	(217,828)	2,559,558
Gain (loss) on debt settlements	234,393	0	234,393	0	0	(1,277,732)
Total other (expense)	226,133	995,124	(842,295)	(252,621)	(657,756)	946,670
(LOSS) INCOME BEFORE INCOME TAXES	(506,254)	527,946	(2,333,673)	(3,074,150)	(3,901,232)	(1,746,495)
Income taxes - current provision	0	0	0	0	0	0
NET (LOSS) INCOME	$ (506,254)	$ 527,946	$ (2,333,673)	$ (3,074,150)	$ (3,901,232)	$ (1,746,495)
Basic (loss) income per common share attributable to Visualant, Inc. and subsidiaries common shareholders
Basic (loss) income per share	$ (0.06)	$ 0.14	$ (0.39)	$ (0.85)
Weighted average shares of common stock outstanding - basic	8,065,144	3,844,840	5,947,860	3,605,904
Diluted (loss) income per common share attributable to Visualant, Inc. and subsidiaries common shareholders
Diluted (loss) income per share	$ (0.06)	$ 0.13	$ (0.39)	$ (0.85)
Weighted average shares of common stock outstanding - diluted	8,065,144	3,970,322	5,947,860	3,605,904
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share					$ (1.01)	$ (1.22)
Weighted average shares of common stock outstanding- basic and diluted					3,844,840	1,428,763